                                                                                    April 17, 2014

VIA EDGAR

Securities and Exchange Commission

Station Place

100 F Street, N.E.

Washington, DC 20549

                                    Re:       Embraer S.A./Embraer Overseas Limited

                                                Registration Statement on Form F-4

Ladies and Gentlemen:

On behalf of Embraer S.A., a corporation organized under the laws of the Federative Republic of Brazil ("Embraer"), and Embraer Overseas Limited, an exempted limited liability company organized under the laws of the Cayman Islands (the "Company"), we hereby electronically transmit for filing under the Securities Act of 1933, as amended, the initial filing of the Registration Statement of Embraer the Registrants on Form F-4 relating to the offering of, and related offer to exchange, up to $540,518,000 aggregate principal amount of its 5.696% Guaranteed Senior Notes due 2023, for any and all originally issued 5.696% Senior Notes due 2023 issued by the Company.

Please note that payment of the amount of $69,618.72 for the applicable registration fees on Form F-4 was transmitted to the Securities and Exchange Commission today by Embraer (CIK No. 0001355444) and the Company (CIK No. 0001473237).

Please call me at (212) 735-2840 should you have any questions or require any additional information.

            Very truly yours,

/s/ Richard S. Aldrich, Jr.

            Richard S. Aldrich, Jr.